Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information regarding the executive compensation actually paid to the Company’s Chief Executive Officer (“CEO”), the average of the executive compensation actually paid to the other two NEOs included in the 2022 Summary Compensation Table and the total shareholder return and net income for the fiscal years ended December 31, 2021 and December 31,
2022
.
2022 PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(4)	Net Income (5)
2022	$928,804	$919,365	$549,280	$590,976	$54.65	$(23,140,750)
2021	$1,339,196	$800,380	$661,240	$463,407	$73.24	$(9,956,395)

(1)	Mark D. Gordon, Chief Executive Officer, is the PEO for each year ended December 31, 2022, and December 31, 2021.

(2)
Christopher E. Jones, Chief Financial Officer, and John D. Longley, President and Chief Operating Officer, are the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEO’s for the year ended December 31, 2022. John D. Longley, President and Chief Operating Officer, and Laura L. Barton, Chief Business Officer, are the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEOs for the year ended December 31, 2021.

(3)	The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and All Other Non-PEO NEOs for the applicable years ended December 31, 2022 and 2021 consist of:

Adjustments	PEO		Average non-PEO NEOs
	2022	2021	2022	2021
Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(366,027)	$(654,003)	$(211,212)	$(177,999)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$246,877	$479,664	$118,338	$220,028

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$388,879	$-	$158,099	$-

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(149,992)	$(364,477)	$(38,228)	$(117,861)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$57,493	$-	$14,699	$-

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$(216,668)	$-	$-	$-

(4)
The total shareholder return is based on an investment of $100 in the company common stock on December 31, 2020. The closing stock price of our common stock used in the calculation of total shareholder return were, as of December 31, 2020, 2021, and 2022, $7.10, $5.20 and $3.88 respectively.

(5)
The net loss for the years ended December 31, 2021, and December 31, 2022, are from the audited financial statements contained in the SEC Form
10-K
filed for each year ended December 31, 2021 and December 31, 2022.

Named Executive Officers, Footnote [Text Block]	Christopher E. Jones, Chief Financial Officer, and John D. Longley, President and Chief Operating Officer, are the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
NEO’s for the year ended December 31, 2022. John D. Longley, President and Chief Operating Officer, and Laura L. Barton, Chief Business Officer, are the two NEOs included in the calculation of the average executive compensation actually paid to our non-PEO
	NEOs for the year ended December 31, 2021.
PEO Total Compensation Amount	$ 928,804	$ 1,339,196
PEO Actually Paid Compensation Amount	$ 919,365	800,380
Adjustment To PEO Compensation, Footnote [Text Block]
The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and All Other
Non-PEO
NEOs for the applicable years ended December 31, 2022 and 2021 consist of:

Adjustments	PEO		Average non-PEO NEOs
	2022	2021	2022	2021
Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(366,027)	$(654,003)	$(211,212)	$(177,999)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$246,877	$479,664	$118,338	$220,028

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$388,879	$-	$158,099	$-

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(149,992)	$(364,477)	$(38,228)	$(117,861)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$57,493	$-	$14,699	$-

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$(216,668)	$-	$-	$-

Non-PEO NEO Average Total Compensation Amount	$ 549,280	661,240
Non-PEO NEO Average Compensation Actually Paid Amount	$ 590,976	463,407
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The adjustment to executive compensation actually paid to Mr. Gordon, our PEO, and All Other
Non-PEO
NEOs for the applicable years ended December 31, 2022 and 2021 consist of:

Adjustments	PEO		Average non-PEO NEOs
	2022	2021	2022	2021
Deduction for amounts reported under “Stock Awards” & “Option Awards” in the Summary Compensation Table for applicable FY	$(366,027)	$(654,003)	$(211,212)	$(177,999)

Increase for ASC 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end date	$246,877	$479,664	$118,338	$220,028

Increase for ASC 718 fair value of Awards granted during applicable year that vested during the applicable year, determined as of the vesting date	$388,879	$-	$158,099	$-

Increase/Deduction for Awards granted during the prior fiscal year that were outstanding as of the applicable fiscal year end, determined by the change in ASC 718 fair value from prior year end to applicable year end date	$(149,992)	$(364,477)	$(38,228)	$(117,861)

Increase/Deduction for Awards Granted during the prior fiscal year that vested during the applicable FY, determined by the change in ASC 718 fair value from prior YE to vesting date	$57,493	$-	$14,699	$-

Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited during the applicable FY, determined as of the applicable year end date.	$(216,668)	$-	$-	$-

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart illustrates the relationship between executive compensation actually paid to our PEO and the average of the executive compensation actually paid to our non-PEO

NEOs for the years ended December 31, 2022, and December 31, 2021 to the total shareholder return based on an initial investment of $100 in our common stock as of December 31, 2020.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart illustrates the relationship between executive compensation actually paid to our PEO and the average of the executive compensation actually paid to our non-PEO

NEOs for the years ended December 31, 2022, and December 31, 2021 and net loss for the years ending December 31, 2022, and December 31, 2021 reported in our audited financial statements contained in the SEC Form

10-K

filed for each year ended December 31, 2022, and December 31, 2021.

Total Shareholder Return Amount	$ 54.65	73.24
Net Income (Loss)	$ (23,140,750)	$ (9,956,395)
PEO Name	Mark D. Gordon
Common Stock Per Share Price	$ 3.88	$ 5.2	$ 7.1
PEO [Member] | Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (366,027)	$ (654,003)
PEO [Member] | Increase for ASC 718 Fair Value of Awards granted during applicable year that remain unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	246,877	479,664
PEO [Member] | Increase for ASC 718 fair value of Awards granted during applicable year that vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	388,879	0
PEO [Member] | Increase/Deduction for Awards granted during the prior fiscal year that were outstanding determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(149,992)	(364,477)
PEO [Member] | IncreaseDeduction for Awards Granted during the prior fiscal year that vested determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,493	0
PEO [Member] | Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,668)	0
Non-PEO NEO [Member] | Deduction for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(211,212)	(177,999)
Non-PEO NEO [Member] | Increase for ASC 718 Fair Value of Awards granted during applicable year that remain unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,338	220,028
Non-PEO NEO [Member] | Increase for ASC 718 fair value of Awards granted during applicable year that vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	158,099	0
Non-PEO NEO [Member] | Increase/Deduction for Awards granted during the prior fiscal year that were outstanding determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,228)	(117,861)
Non-PEO NEO [Member] | IncreaseDeduction for Awards Granted during the prior fiscal year that vested determined by the change in ASC 718 fair value from prior year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,699	0
Non-PEO NEO [Member] | Deduction for ASC 718 fair value of Awards Granted during a prior fiscal year that were forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0